Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	The estimated useful lives are as follows:
Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and office equipment	5 years
Computer software	3-4 years
Automobiles	3-4 years

Schedule of Corrections Made to Previously Reported Consolidated Financial Statements

Below is the revised concentration of accounts receivable as of March 31, 2024:

	As of March 31, 2024
	As previously reported	Adjustment	Revised
Client A	11.1%	11.1%	22.2%
Client B	15.3%	0.0%	15.3%
Client C	15.3%	0.0%	15.3%
Client D	11.1%	0.0%	11.1%
Client E	11.1%	(11.1)%	0.0%
Client F	17.4%	0.0%	17.4%
Client G	11.1%	0.0%	11.1%

Below is the revised concentration of revenue as of March 31, 2024 and 2023, respectively:

	For the years ended March 31,
	2023			2024
	As previously reported	Adjustment	Revised	As previously reported	Adjustment	Revised
Client A	Below 10%	7.7%	15.4%	Below 10%	8.0%	16.0%
Client B	10.5%	0.0%	10.5%	11.0%	0.0%	11.0%
Client C	10.5%	0.0%	10.5%	11.0%	0.0%	11.0%
Client F	14.0%	0.0%	14.0%	12.5%	0.0%	12.5%
Client H	Below 10%	10.5%	10.5%	Below 10%	11.0%	11.0%